Lease - (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of minimum lease payments under the operating lease
Future minimum lease payments under the operating leases as of December 31, 2019, were as follows:

Operating Lease Obligations
Fiscal Year:
2020	$3,321
2021	2,652
2022	1,458
2023	1,087
2024	732
2025 and thereafter	51

Total	9,301
Less imputed interest	634

Present value of net future minimum lease payments	8,667
Less operating lease liabilities-current	3,046

Long-term operating lease liabilities	$5,621